Investments in Affiliates	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investments in Affiliates

Note 5: Investments in Affiliates

Investments in affiliates were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Equity investments	$240	$245
Other investments	17	15

	$257	$260

We maintain investments in affiliates accounted for under the equity method, which are primarily investments in entities that owned or leased 27 and 30 hotels as of June 30, 2014 and December 31, 2013, respectively. These entities had total debt of approximately $1.0 billion and $1.1 billion as of June 30, 2014 and December 31, 2013, respectively. Substantially all of the debt is secured solely by the affiliates’ assets or is guaranteed by other partners without recourse to us. We were the creditor on $17 million of debt from unconsolidated affiliates as of June 30, 2014 and December 31, 2013, which was included in financing receivables, net in our condensed consolidated balance sheets.

Note 8: Investments in Affiliates

Investments in affiliates were as follows:

	December 31,
	2013	2012
	(in millions)
Equity investments	$245	$276
Other investments	15	15

	$260	$291

We maintain investments in affiliates accounted for under the equity method, which are primarily investments in entities that owned or leased 30 and 32 hotels as of December 31, 2013 and 2012, respectively.

Our investments in affiliates accounted for under the equity method totaled $245 million and $276 million, representing approximately one percent of total assets as of December 31, 2013 and 2012. We are a partner in joint ventures with Felcor Hotels, LLC and affiliates that own 13 hotels in which our ownership interest ranges from 10 percent to 50 percent, as well as a management company in which we have a 50 percent interest. The total carrying amount of our investments with Felcor Hotels, LLC and affiliates was $99 million and $104 million as of December 31, 2013 and 2012, respectively. During the year ended December 31, 2013, we sold a joint venture investment with Felcor with a carrying value of $3 million. We are also partners in other significant joint ventures with the following ownership interests and carrying amounts: a 25 percent ownership interest in Ashford HHC Partners III, LP, which owns two hotels and had a carrying amount of $20 million and $37 million as of December 31, 2013 and 2012, respectively; and a 40 percent interest in Domhotel GmbH, Berlin, which owns one hotel and had a carrying amount of $38 million and $35 million as of December 31, 2013 and 2012, respectively. We also have investments in 14 other joint ventures in which our ownership interest ranges from 10 percent to 50 percent.

The equity investments had total debt of approximately $1.1 billion as of December 31, 2013 and 2012. Substantially all of the debt is secured solely by the affiliates’ assets or is guaranteed by other partners without recourse to us. We were the creditor on $17 million and $20 million of total debt from unconsolidated affiliates as of December 31, 2013 and 2012, respectively, which was included in financing receivables, net in our consolidated balance sheets.

We identified certain indicators of impairment in 2012 and 2011 relative to the carrying value of certain of our investments and, as a result, determined that we had impairments on these investments during the years ended December 31, 2012 and 2011. We recorded $19 million and $141 million of impairment losses on certain equity method investments during the years ended December 31, 2012 and 2011, respectively, which were included in equity in earnings (losses) from unconsolidated affiliates in our consolidated statements of operations. Additionally in 2012, we recorded a $1 million impairment loss on one of our other investments, which was included in impairment losses in our consolidated statement of operations for the year ended December 31, 2012.

In connection with the Merger, we recorded our equity method investments at their estimated fair value, which resulted in an increase to our historical basis in those entities, primarily as a result of an increase in the fair value of the real estate assets of the investee entities. The basis difference is being amortized as a component of equity in earnings (losses) from unconsolidated affiliates over a period of approximately 40 years and is also adjusted for impairment losses. The unamortized basis was $119 million and $120 million, as of December 31, 2013 and 2012, respectively. We estimate our future amortization expense to be approximately $3 million per year for the remaining amortization period.